Investments (Credit Quality of Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 4,869	$ 5,266
% of Total	100.00%	100.00%
Estimated Fair Value	5,106	5,679
% of Total	100.00%	100.00%
Less than 65% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	3,986	4,083
% of Total	81.90%	77.50%
Estimated Fair Value	4,224	4,459
% of Total	82.80%	78.50%
65% to 75% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	727	685
% of Total	14.90%	13.00%
Estimated Fair Value	736	711
% of Total	14.40%	12.50%
76% to 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	93	408
% of Total	1.90%	7.80%
Estimated Fair Value	93	428
% of Total	1.80%	7.60%
Greater than 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	63	90
% of Total	1.30%	1.70%
Estimated Fair Value	53	81
% of Total	1.00%	1.40%
Greater than 1.20x [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	4,571	4,896
Greater than 1.20x [Member] | Less than 65% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	3,754	3,888
Greater than 1.20x [Member] | 65% to 75% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	700	626
Greater than 1.20x [Member] | 76% to 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	80	343
Greater than 1.20x [Member] | Greater than 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	37	39
1.00x - 1.20x [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	164	174
1.00x - 1.20x [Member] | Less than 65% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	125	106
1.00x - 1.20x [Member] | 65% to 75% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	32
1.00x - 1.20x [Member] | 76% to 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	13	8
1.00x - 1.20x [Member] | Greater than 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	26	28
Less than 1.00x [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	134	196
Less than 1.00x [Member] | Less than 65% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	107	89
Less than 1.00x [Member] | 65% to 75% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	27	27
Less than 1.00x [Member] | 76% to 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	57
Less than 1.00x [Member] | Greater than 80% [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 0	$ 23